PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2014	2013
Land	$853	$1,131
Buildings and improvements	58,915	49,942
Machinery, vehicles and equipment	68,953	64,012
Furniture and fixtures	21,486	20,523

	150,207	135,608
Accumulated depreciation and amortization	(96,727)	(90,190)

	$53,480	$45,418

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2014, 2013 and 2012, was $12,158, $11,677 and $10,986, respectively.